UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2007

Date of reporting period:	10/31/2006

Item 1. Schedule of Investments

Jennison 20/20 Focus Fund

Schedule of Investments

as of October 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS

Aerospace & Defense 5.1%
807,000	Honeywell International, Inc.	$33,990,840
374,900	United Technologies Corp.	24,638,428

		58,629,268

Beverages 2.0%
360,200	PepsiCo, Inc.	22,851,088

Biotechnology 2.5%
428,500	Gilead Sciences, Inc.(a)(b)	29,523,650

Building Products 2.6%
683,800	American Standard Co., Inc.(b)	30,285,502

Capital Markets 7.1%
957,300	Bank of New York Co., Inc. (The)	32,902,401
258,300	Merrill Lynch & Co., Inc.	22,580,586
453,100	UBS AG	27,113,504

		82,596,491

Chemicals 2.9%
742,500	E.I. du Pont de Nemours & Co.	34,006,500

Commercial Services & Supplies 2.7%
845,500	Waste Management, Inc.	31,689,340

Communications Equipment 6.7%
370,000	Cisco Systems, Inc.(a)	8,928,100
1,252,600	Motorola, Inc.	28,884,956
674,100	QUALCOMM, Inc.	24,530,499
128,200	Research in Motion Ltd.(a)	15,060,936

		77,404,491

Computers & Peripherals 2.6%
377,500	Apple Computer, Inc.(a)(b)	30,607,700

Diversified Financial Services 3.5%
203,100	IntercontinentalExchange, Inc.(a)	17,145,702
316,300	NYSE Group, Inc.(a)(b)	23,403,037

		40,548,739

Food & Staples Retailing 5.3%
1,442,800	Kroger Co. (The)	32,448,572
587,800	Wal-Mart Stores, Inc.	28,966,784

		61,415,356

Food Products 5.8%
744,300	Cadbury Schweppes PLC (United Kingdom)(ADR)(b)	30,211,137
1,414,600	ConAgra Foods, Inc.	36,991,790

		67,202,927

Health Care Providers & Services 2.0%
309,700	WellPoint, Inc.(a)	23,636,304

Independent Power Producers & Energy Traders 2.6%
635,600	NRG Energy, Inc.(a)	30,604,140

Insurance 5.2%
899,100	American International Group, Inc.	60,392,547

Internet Software & Services 2.9%
70,200	Google, Inc. (Class A)(a)	33,442,578

Media 2.2%
798,800	Walt Disney Co. (The)(b)	25,130,248

Metals & Mining 3.2%
373,800	Phelps Dodge Corp.	37,522,044

Multiline Retail 2.2%
567,600	Federated Department Stores, Inc.	24,923,316

Multi-Utilities 2.8%
616,800	Sempra Energy	32,715,072

Office Electronics 2.8%
1,877,500	Xerox Corp.(a)(b)	31,917,500

Oil, Gas & Consumable Fuels 8.1%
586,100	Nexen, Inc.(b)	31,250,852
403,900	Suncor Energy, Inc.	30,958,935
604,600	Valero Energy Corp.	31,638,718

		93,848,505

Pharmaceuticals 5.0%
456,600	Novartis AG (Switzerland)(ADR)	27,729,318
342,900	Roche Holding AG (Switzerland)(ADR)	30,007,385

		57,736,703

Software 5.8%
764,000	Adobe Systems, Inc.(a)	29,223,000
373,500	Electronic Arts, Inc.(a)	19,754,415
625,700	Microsoft Corp.	17,963,847

		66,941,262

Wireless Telecommunication Services 5.3%
613,500	ALLTEL Corp.	32,705,685
1,521,200	Sprint Nextel Corp.	28,431,228

		61,136,913

	Total long-term investments
	(cost $946,322,125)	1,146,708,184

SHORT-TERM INVESTMENTS 11.8%
Affiliated Money Market Mutual Fund

136,664,620	Dryden Core Investment Fund - Taxable Money Market Series (cost $136,664,620; includes $107,286,348 of cash collateral received for securities on loan)(c)(d)	136,664,620

	Total Investments 110.7%
	(cost $1,082,986,745)(e)	1,283,372,804

	Liabilities in excess of other assets (10.7)%	(123,768,076)

	Net Assets 100.0%	$1,159,604,728

The following abbreviations is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non–income producing security.
(b)	All or portion of a security on loan. The aggregate market value of such securities is $104,140,092; cash collateral of $107,286,348 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund- Taxable Money Market Series
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,083,266,276	$209,036,192	$8,929,664	$200,106,528

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Assistant Secretary of the Fund

Date December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    December 20, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2006

*	Print the name and title of each signing officer under his or her signature.